Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2013
Restructuring Charges (Abstract)
Schedule of components of restructuring expense

	Year ended December 31,
(In thousands)	2012	2013
Property and equipment disposal	$1,523	$-
Facility related charges	146	-
Employee severance and termination benefits (including stock-based compensation charges)	12	-
Total restructuring	$1,681	$-